Floor Plan Loans Payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Floor Plan Loans Payable (Textual)
Floor plan loans payable		$ 10,581	$ 109,100
Floor Plan Loans [Member]
Floor Plan Loans Payable (Textual)
Machinery and Equipment inventory pledged to secure a loan	0	10,581	109,100
Floor plan loans payable	$ 0	$ 10,581	$ 109,100